COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Summary of future minimum rental commitments under non-cancelable leases with initial or remaining terms in excess of one year

Year	Lease Obligation
2021	$3,451,635
2022	3,376,849
2023	1,689,562
2024	496,567
2025	511,462
Thereafter	348,145
Total	$9,874,220